Equity Incentive Plan	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]	Equity Incentive Plans
Restricted Stock Awards
During the six months ended June 30, 2021 and 2020, the Company granted restricted stock awards (“RSA”) in lieu of cash payment for services performed. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. During the six months ended June 30, 2021 and 2020, the Company granted fully vested RSAs of 101,880 and 376,300, respectively, with a fair value of $279,000 and $710,000, respectively.
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Sales and marketing	$130,500	$—	$130,500	$2,014
Research and development	—	—	—	2,532
General and administrative	116,456	—	116,456	—
Total share-based compensation expense	$246,956	$—	$246,956	$4,546
As of June 30, 2021, there was $106,000 unrecognized compensation expense related to unvested equity-based compensation awards, and is expected to be recognized over a weighted average period of six months.